Average Annual Total Returns - Longboard Fund	12 Months Ended	60 Months Ended	109 Months Ended	117 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.25%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.18%
SG Trend Index
Prospectus [Line Items]
Average Annual Return, Percent	2.64%	7.77%		2.58%
Longboard Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.07%	7.35%	6.70%
Performance Inception Date	Dec. 09, 2015
Longboard Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.95%	8.91%		7.30% [2]
Performance Inception Date	Mar. 19, 2015
Longboard Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	8.00%		1.72%
Longboard Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	6.61%		2.69%

[1]	Class A shares of the Longboard Fund commenced operations on December 9, 2015.
[2]	Class I shares of the Longboard Fund commenced operations on March 19, 2015.